Equity (Details)									3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 04, 2024 shares	May 30, 2024 USD ($) shares	Nov. 21, 2023 USD ($) $ / shares shares	Oct. 03, 2023 $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Feb. 08, 2023 USD ($) $ / shares shares	Nov. 08, 2022 USD ($) $ / shares shares	Jun. 16, 2022 USD ($) $ / shares shares	Sep. 30, 2024 shares	Sep. 30, 2023 shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Nov. 20, 2023 $ / shares	Jun. 15, 2022 $ / shares
Equity
Offering price (in dollars per share) | $ / shares					$ 178.06
Warrant exercise price (in dollars per share) | $ / shares					178.06
Proceeds from sale and issuance of securities, net | $						$ 10,200,000						$ 12,451,000	$ 13,438,000	$ 639,000
Exercise of warrants | $		$ 24,000									$ 24,000		$ 4,136,000	$ 2,491,000
Series C convertible preferred stock
Equity
Preferred stock liquidation preference per share | $ / shares													$ 274.88
Pre funded warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares					$ 178.00
Proceeds from issuance of common stock warrant liabilities | $					$ 2,500,000
Common warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares															$ 19.14
Common stock warrants with alternative cashless exercise
Equity
Warrants, cashless exercise provision, shares, multiplier						0.50
Exercise of warrants, shares	185,604										28,869		28,869
Aggregate number of shares issued from exercise of warrants											14,402		14,402
Private placement warrants
Equity
Common stock purchased (in shares)					13,806
Amended warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares					$ 870.00
Amended warrants | Maximum
Equity
Number of shares in exchange of warrant exercise					2,839
New Unregistered Warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares			$ 13.34												14.52
Warrants term			6 months
Number of shares in exchange of warrant exercise								1,290
Percentage of common stock issued			200.00%					100.00%
Warrant expiry term			5 years 6 months
Cash purchase price per share | $ / shares								$ 1,933.14								$ 17,400.00
New Unregistered Warrants | Maximum
Equity
Number of shares in exchange of warrant exercise			185,604
Class Of Warrant Investors Issued June 2022
Equity
Exercise of warrants, shares								1,290
Exercise of warrants | $								$ 2,500,000
Existing Warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares			$ 13.34												$ 14.52
Number of shares in exchange of warrant exercise			92,802
Exercise of warrants | $			$ 1,200,000
Public offering
Equity
Number of units issued						21,983
Offering price (in dollars per share) | $ / shares						$ 464.00
Warrant exercise price (in dollars per share) | $ / shares						$ 464.00
Warrants term						5 years
Proceeds from sale and issuance of securities, net | $													$ 17,600,000
Public offering | Pre funded warrants
Equity
Number of warrants for each unit						1
Number of securities called by each warrant						1
Warrant exercise price (in dollars per share) | $ / shares						$ 0.01
Public offering | Public warrants
Equity
Number of warrants for each unit						1
Number of securities called by each warrant						1.5
Public offering | Common stock warrants with alternative cashless exercise
Equity
Number of securities called by each warrant						0.5
Warrant exercise price (in dollars per share) | $ / shares						$ 464.00
Over-allotment option
Equity
Warrant exercise price (in dollars per share) | $ / shares					$ 196.04
Exercise of warrants, shares						4,947
Common stock purchased (in shares)						3,298
Number of shares in exchange of warrant exercise					691	4,947
Cash fee, as a percentage of gross proceeds			6.50%		7.00%
Warrants issued, as a percentage of aggregate common shares					5.00%
Registered direct offering
Equity
Common stock purchased (in shares)					5,025
Registered direct offering | Pre funded warrants
Equity
Number of shares in exchange of warrant exercise					8,782
Securities purchase agreement
Equity
Offering price (in dollars per share) | $ / shares							$ 754.00
Common stock purchased (in shares)				30,518
Securities purchase agreement | Common Stock
Equity
Common stock purchased (in shares)							826
Securities purchase agreement | Series D Mirroring Preferred Stock
Equity
Offering price (in dollars per share) | $ / shares							$ 0.001
Common stock purchased (in shares)							2,500
Securities purchase agreement | Pre funded warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares				$ 0.001			$ 751.00
Number of shares in exchange of warrant exercise				126,380			170
Proceeds from issuance of common stock warrant liabilities | $							$ 750,000
Securities purchase agreement | Common warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares				$ 19.14
Number of shares in exchange of warrant exercise				235,345
Securities purchase agreement | Private placement warrants
Equity
Warrants term							6 months
Common stock purchased (in shares)							995
Securities purchase agreement | Amended warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares				$ 19.14
Common stock purchased (in shares)				16,644
Securities purchase agreement | Amended warrants | One of the investors
Equity
Common stock purchased (in shares)				6,595
Warrant amendment agreement
Equity
Offering price (in dollars per share) | $ / shares							$ 1,933.14
Warrant exercise price (in dollars per share) | $ / shares							$ 870
Warrant expiry term							5 years 6 months
Warrant amendment agreement | Maximum
Equity
Number of shares in exchange of warrant exercise							1,845
Investment in Warrants | New Unregistered Warrants | Maximum
Equity
Beneficial ownership limitation			4.99%
Investment in Warrants | Existing Warrants | Maximum
Equity
Beneficial ownership limitation			9.99%
Common Stock
Equity
Issuance of stock from RSUs (in shares)									3	12	5	41	44	369
Number of units issued	100,430
Aggregate number of shares issued from exercise of warrants		1,811
Common stock purchased (in shares)												25,456	55,973	826
Issuance of stock from RSUs (shares)														497
Common Stock | Public offering
Equity
Number of shares for each unit						1
Common Stock | Public offering | Common stock warrants with alternative cashless exercise
Equity
Number of securities called by each warrant						0.75
Warrants to purchase common stock
Equity
Number of unexercised warrants								555